Fair Value Measurements - Schedule of Public Placement Warrant Liability (Details) - USD ($) $ in Thousands			2 Months Ended				3 Months Ended				6 Months Ended		12 Months Ended
	Feb. 14, 2025	[1]	Mar. 30, 2025		Feb. 13, 2025		Jun. 30, 2025	Mar. 30, 2025	Jun. 30, 2024	Mar. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Warrant [Member] | Public Placement Warrant Liability [Member]
Schedule of Public Placement Warrant Liability [Line Items]
Balance					$ 267			$ 267			$ 267
Change in estimated fair value							$ (78)	(184)
Balance			$ 83				5	83			5		267
Warrant [Member] | Private Placement Warrant Liability [Member]
Schedule of Public Placement Warrant Liability [Line Items]
Balance					133			133			133
Change in estimated fair value	$ 1,816		(1,276)	[1]	71	[1]	(499)
Balance			$ 744				245	744			245		133
Warrant [Member] | Convertible Preferred Stock Warrant Liability [Member]
Schedule of Public Placement Warrant Liability [Line Items]
Balance										203		203	203	330
Change in estimated fair value									$ (73)	(24)
Balance									106	179		106		203
Nonrelated Party [Member] | Convertible Notes Payable [Member]
Schedule of Public Placement Warrant Liability [Line Items]
Balance										15,604		15,604	15,604
Note issuance during the period									10,130	3,457
Loss on extinguishment									22,183
Change in estimated fair value									15,874	1,213
Balance									68,461	20,274		68,461		15,604
Related Party [Member] | Convertible Notes Payable [Member]
Schedule of Public Placement Warrant Liability [Line Items]
Balance										2,133		2,133	2,133
Note issuance during the period									3,635	1,449
Loss on extinguishment									4,176
Change in estimated fair value									5,300	248
Balance									16,941	3,830		16,941		2,133
Share-Based Termination Liability [Member]
Schedule of Public Placement Warrant Liability [Line Items]
Balance										6,349		6,349	6,349
Change in estimated fair value									1,498	(186)
Balance									$ 7,661	$ 6,163		$ 7,661		$ 6,349

[1]	See Note 7 - Warrants for more information on the exchange of warrants with the Sponsor and modification of the related party private placement warrant liability.